Document and Entity Information	Jan. 31, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001821318
Document Type	8-K
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	OTR ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39708
Entity Tax Identification Number	85-2136914
Entity Address, Address Line One	1395 Brickell Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	697-9600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And Onehalf Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	OTRAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	OTRA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	OTRAW
Security Exchange Name	NASDAQ